Consolidated statement of cash flows - Cash and cash equivalents - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Cash and cash equivalents	€ 5,634	€ 5,810	€ 6,355
o/w continuing operations	€ 5,634	€ 5,810	€ 6,355